Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During fiscal year 2026, equity awards were generally granted to executive officers at one of our regularly scheduled Human Capital and Compensation Committee meetings or by unanimous written consent. Our practice is to grant restricted stock units with a grant date fair value based on the closing market price of our common stock on the grant date. Our practice is to grant stock options with an exercise price equal to the closing market price of our common stock on the grant date. We do not backdate grants of awards and we have not had any program, plan or practice to select stock option or restricted stock unit grant dates for executive officers in coordination with the release of material non-public information in order to create value for the executive.

Award Timing Method	During fiscal year 2026, equity awards were generally granted to executive officers at one of our regularly scheduled Human Capital and Compensation Committee meetings or by unanimous written consent.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false